Income Taxes (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Taxes Details Abstract
Expected income tax benefit			$ (110,300)	$ (126,000)
Permanent timing differences			39,900	25,000
Other			22,600
Valuation allowance			47,800	101,000
Reported income tax expense (benefit)